Significant acquisition and equity transactions (Details) (Ovation, USD $)	0 Months Ended
	Feb. 21, 2014	Dec. 31, 2014
Ovation
Schedule of Equity Method Investments [Line Items]
Equity method ownership interest percentage	23.00%	23.00%
Consideration transferred for acquisition of interest in equity method investment	$ 55,776,955